1933 Act File No. 33-31602
                                                      1940 Act File No. 811-5950

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  -----

    Pre-Effective Amendment No.         ....................
                                --------                          -----

    Post-Effective Amendment No.  72 .......................        X
                                  ---                             -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

    Amendment No. 73 .......................................        X
                  ---                                             -----

                         MONEY MARKET OBLIGATIONS TRUST
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b)
            on ______________ pursuant to paragraph (b)
___   60 days after filing pursuant to paragraph (a)(i)
_X_   on December 29, 2004,  pursuant to paragraph (a)(i)
___ 75 days after filing pursuant to paragraph (a)(ii)
___ on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     ___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:    Matthew G. Maloney, Esquire
              Dickstein Shapiro Morin & Oshinsky LLP
              2101 L Street, N.W.
              Washington, DC  20037










                                   Prospectus
                                  Massachusetts
                                    Municipal
                                  Cash Trust--
                                Galaxy-BKB Shares
                  As with all mutual funds, the Securities and
          Exchange Commission (SEC) has not approved or disapproved of these securities or passed
                      upon the adequacy of this prospectus.

            Any representation to the contrary is a criminal offense.
                                December 31, 2004


A Statement of Additional Information (SAI) dated December 31, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Report to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities.To obtain the SAI, the Annual Report and the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-866-840-5469.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees. THE GALAXY FUNDS P.O. BOX 6520 PROVIDENCE, RI 02940-6520 WWW.GALAXYFUNDS.COM Federated Investors, Inc. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779 1-800-341-7400 www.federatedinvestors.com


Federated Securities Corp., Distributor

Cusip 60934N237
G00507-01

(12/04)

FILE NO. 811-5950  MF-013


TABLE OF CONTENTS

MASSACHUSETTS MUNICIPAL CASH TRUST--GALAXY-BKB SHARES.....1
SHAREHOLDER SERVICES......................................4
         How to Reach the Fund............................4
         Pricing of Fund Shares...........................4
         How the Fund is Sold.............................4
         How to Open an Account and Purchase Shares.......4
         How to Sell and Exchange Shares..................6
         Account and Share Information....................8
TAX INFORMATION...........................................9
MORE ABOUT MASSACHUSETTS MUNICIPAL CASH TRUST--
  GALAXY-BKB SHARES......................................10
MANAGEMENT...............................................12
LEGAL PROCEEDINGS........................................13
FINANCIAL HIGHLIGHTS.....................................13
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS........30
BOARD OF TRUSTEES AND TRUST OFFICERS.....................31
MASSACHUSETTS MUNICIPAL CASH TRUST-- GALAXY-BKB SHARES

This summary briefly describes the principal risks of investing in the Fund. For further information on the Fund, please read the section entitled "More About Massachusetts Municipal Cash Trust-- Galaxy-BKB Shares."

What are the Fund's Goals?

Massachusetts Municipal Cash Trust is a money market fund which seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


What are the Fund's Main Investment Strategies?

The Fund invests in a portfolio of short-term, high- quality Massachusetts tax exempt securities. The Fund will invest its assets so that normally, distributions of its annual interest income are exempt from federal regular income tax and Massachusetts regular personal income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.


What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of Massachusetts issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. An investment in the Fund is not a deposit or obligation of, and is not endorsed or guaranteed by Fleet National Bank or any other bank, and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.


How Has The Fund Performed?


What Are The Fund's Fees And Expenses?


SHAREHOLDER SERVICES

HOW TO REACH THE FUND
------------------------------------------------------------------------
By telephone                     Call6for0account or Fund
                                 information or an
                                 account application.
------------------------------------------------------------------------
By regular mail                  The Galaxy Funds
and express or                   P.O. Box 6520
overnight service                Providence, RI 02940-6520
------------------------------------------------------------------------

PRICING OF FUND SHARES


You can purchase,  redeem or exchange Shares any day the New York Stock Exchange
(NYSE) and the Federal Reserve Bank of Boston are open, except Columbus Day and Veteran's Day. The Fund does not impose a sales charge.

The Fund attempts to maintain the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method, which is approximately equal to market value. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000. Subsequent investments must be in amounts of at least $250. If you participate in the automatic investment program, the minimum for additional Share purchases is $50. The Fund may waive any investment minimums from time to time.




HOW THE FUND IS SOLD


The Fund offers three share classes: Institutional Service Shares, Cash Series Shares and Galaxy-BKB Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Galaxy-BKB Shares.

All share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning Institutional Service Shares.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions or to individuals, directly or though investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Massachusetts taxpayers because it invests in Massachusetts tax exempt securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).





SERVICE FEES

The Fund may pay fees ("Service Fees") to financial institutions or to Federated Shareholder Services Company ("FSSC"), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.





ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under the Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.



HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES

As a holder of Galaxy-BKB Shares, you may purchase Galaxy-BKB Shares of any other Galaxy Fund without paying a sales charge. Additionally, you may purchase Retail A Shares of any of the Galaxy Funds that do not offer Galaxy-BKB Shares without paying a sales charge.

You may purchase shares through an investment professional or through an exchange from another fund in the Galaxy-BKB family. You may also purchase Shares through certain financial institutions, including Fleet National Bank. These institutions may have their own procedures for buying and selling Shares, and may charge fees. Contact your financial institution for more information. The Fund and the Distributor reserve the right to reject any request to purchase or exchange Shares, and will do so when it believes that a purchase is part of a market-timing strategy.

Complete and sign the appropriate account application. Purchase orders must be received by 11:30 a.m. (Eastern time) in order to receive that day's dividend. You will become the owner of Shares and receive dividends when the Fund receives your payment.

By Wire

Purchases may also be made by wiring money from your bank account to your Fund account. Each time you wish to send a wire, you must call 1-866-840-5469 to receive wiring instructions before you send money. All wire transfers and instructions should be sent to Fleet National Bank, Boston, MA 02109, ABA #011-000-138, DDA #79673-5702, Ref: The Galaxy Fund, Account Number and Account Registration. Once the money has been wired, please call 1-866-840-5469 to purchase your Shares.

By Check

If you wish to make your purchase by mail, please send a completed application and check payable to "The Galaxy Funds--Massachusetts Municipal Cash Trust" to:

The Galaxy Funds
P.O. Box 6520
Providence, RI 02940-6520

If you send your check by express or overnight service and require a street address, see "How to Reach the Fund."

By Electronic Transfer.

Once you have opened an account, you may purchase additional Shares by debiting your designated bank account. You can establish this option by completing the "Electronic Transfer and Bank Wire" section of the application.

By Automatic Investment

Automatic investing is an easy way to add to your account on a regular basis. Galaxy-BKB Shares offer an automatic investment plan to help you achieve your financial goals as simply and conveniently as possible. Please note that minimum purchase amounts apply. Call 1-866-840-5469 for information.

Through An Exchange.

On any business day, you may exchange your Shares for Galaxy-BKB Shares of any of the Galaxy Funds without paying a sales charge. Additionally, you may exchange your Shares for Retail A Shares of any of the Galaxy Funds that do not offer Galaxy-BKB Shares without paying a sales charge. To make exchanges, call 1-866-840-5469. Exchanges are processed at the NAV next calculated after an exchange request in good order is received and approved. Please read the prospectus for the Fund into which you are exchanging. The Fund reserves the right to reject any exchange request or to change or terminate the exchange privilege at any time. An exchange is the sale of Shares of one Fund and purchase of Shares of another Fund, and could result in taxable gains or losses.

Paying for Shares

o    Payments must be made in U.S. dollars and drawn on a U.S. bank;

o    Checks that are not made payable directly to "The Galaxy

Funds--Massachusetts Municipal Cash Trust" ("third party checks") are not accepted;

o Orders by mail are considered received when payment by check is converted into immediately available funds (normally the business day after the check is received) and Shares begin earning dividends the next day;

o    Cash and credit cards are not accepted;

o If the check does not clear your bank, the Fund reserves the right to cancel your purchase; or

o If the Fund is unable to debit your designated bank account on the day you purchase Shares, the Fund may make additional attempts or cancel the purchase.

HOW TO SELL AND EXCHANGE SHARES

Submit your redemption or exchange request by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Redemption or exchange requests received by the Fund before noon (Eastern time) will not include that day's dividend. Requests for redemptions over $100,000 must be in writing with signatures guaranteed (see below).

Please note that your redemption proceeds may be delayed for up to ten business days after purchase. This is to assure that money from the purchase of Shares being redeemed has been received and collected. You may gain or lose money when you redeem Shares.

By Telephone.

If you selected this option on your account application, you may make redemptions from your account by calling 1-866-840-5469. You may not close your account by telephone. If you would like to establish this option on an existing account, please call 1-866-840-5469.By Mail. To redeem all or part of your Shares by mail, please send your request in writing to one of the addresses listed above under "How To Open An Account" and include the following information:

o     the name of the Fund,

o     the account number(s),

o     the amount of money or number of Shares being redeemed,

o     the name(s) on the account,

o     the signature of a registered account owner, and

o     your daytime telephone number.

By Wire.

You may redeem Shares by wire by calling 1-866-840-5469. All wire transfers and instructions should be sent to Fleet National Bank, Boston, MA 02109, ABA #011-000-138, DDA #79673-5702, Ref: The Galaxy Fund, Account Number and Account Registration. Redemption proceeds will be wired directly to the domestic commercial bank account you designated on your account application. You will be charged a fee for each wire redemption, which will be deducted from your redemption proceeds.

Signature Guarantees.
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address on our records;

o your redemption will be sent to an address on our records that was changed in the past 30 days;

o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o    your redemption request is over $50,000.

The Fund may also require signature guarantees for other redemptions. A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Payment Methods For Redemptions.

Redemption proceeds may be credited to your designated bank account, paid by check, or paid by wire or electronic transfer as you previously designated on your account application.

By Check.

Redemption proceeds will be sent to the shareholder(s) on our records at the address on our records within seven days after receipt of a valid redemption request.

By Wire.

If you have selected this option, your redemption proceeds will be wired directly into your designated bank account, normally within one business day. There is no limitation on the number of redemption transactions by wire. However, there is a fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-866-840-5469 to sign up for this service.

By Electronic Transfer.

If you have established this option, your redemption proceeds will be transferred electronically to your designated bank account. To establish this option on an existing account, please call 1-866-840-5469 to request the appropriate form.

Redemption In Kind.

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Limitations On Redemption Proceeds.

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o     to allow your purchase to clear;

o     during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

Additional Conditions.

Telephone Transactions.

The Fund and its agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations. The Fund and its agents will not be responsible for any losses that may result from acting on telephone instructions that it reasonably believes to be genuine. The Fund may refuse any telephone transaction for any reason.

Share Certificates. The Fund does not issue share certificates.

ACCOUNT AND SHARE INFORMATION

Account Activity.

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

Taxpayer Identification Number.

On your account application or other appropriate form, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

Address Changes.

A change in address on your account must be made in writing with your signature guaranteed, and be signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Call 1-866-840-5469 if you need more information.

Dividends And Capital Gains.



The Fund declares any dividends daily and pay them monthly to shereholders. The Fund may establish alternative days for payment of dividends each month at the election of your investment professional's firm. Each investment firm must elect the same payment date for all shareholder accounts that are traded through the same system maintained by the firm. Unless the transfer agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from the Fund, you will receive dividends on the last day of each month.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, you cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer by honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment. See "Tax Information" below for information on the tax consequences of the Fund realizing a capital gain.



Accounts With Low Balances.


Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 60 days to purchase additional Shares to meet the minimum.




Frequent Trading Policies.

Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to discourage frequent or short-term trading of the Fund's Shares. However, the Fund may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing shares of other Federated funds if the Fund's management or Adviser determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders.




PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the "Products" section of the Federated Investors website at www.federatedinvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.] Summary portfolio composition information as of the close of each month [(except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range and type of security. To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.



TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. The Fund's dividends will be exempt from Massachusetts state personal income tax if they are derived from interest on obligations exempt from Massachusetts personal income taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares.Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.



MORE ABOUT MASSACHUSETTS MUNICIPAL CASH TRUST--GALAXY-BKB SHARES

Principal Investment Strategies.

The Fund invests in a portfolio of high-quality Massachusetts tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that normally, distributions of its annual interest income are exempt from federal regular income tax and Massachusetts regular personal income taxes. Interest from the Fund's investments may be subject to AMT.

The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based on interest rate outlook and the tax exempt securities available. The Adviser formulates interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth, current and expected interest rates and inflation, and the Federal Reserve Board's monetary policy. TheAdviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Because the Fund refers to Massachusetts municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and Massachusetts state income tax. This policy may not be changed without shareholder approval.

Temporary Defensive Investments.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal regular income tax and Massachusetts regular personal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

Principal Securities In Which The Fund Invests.

Tax-Exempt Securities.

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security, must repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments.

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short- term securities because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes.

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Credit Enhancement.

The Fund may invest in tax exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely on its credit enhancement.

Investment Ratings.

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

Specific Risks Of Investing In The Fund

Credit Risk.

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

Interest Rate Risk.

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, the prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Sector Risks.

A substantial part of the Fund's portfolio may be comprised of securities issued by Massachusetts issuers or credit enhanced by insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

Massachusetts   Risk.   Since  the  Fund  invests   primarily  in  issuers  from
Massachusetts, the Fund may be subject to additional risks compared to Funds that invest in multiple states. Massachusetts' economy is relatively diversified across the manufacturing, trade, finance insurance and real estate and services sectors. Any downturn in these industries may adversely affect the economy of the state.

MANAGEMENT

INVESTMENT ADVISER

The Board of Trustees (the Board) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 4,000 investment professionals make Federated funds available to their customers.


MANAGEMENT FEES


The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



LEGAL PROCEEDINGS


Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts.

The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.



FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in annual report.

(For a Share outstanding throughout each period)


                             Massachusetts Municipal Cash Trust
A Portfolio of Money Market Obligations Trust

Statement of additional Information


                                     December 31, 2004

                                     galaxy-Bkb Shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Massachusetts Municipal Cash Trust-Galaxy-BKB Shares (Fund), dated December 31, 2004.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

CONTENTS
How is the Fund Organized?...............1
Securities in Which the Fund Invests.....1
What Do Shares Cost?.....................7
How is the Fund Sold?....................7
Subaccounting Services...................8
Redemption in Kind.......................8
Massachusetts Partnership Law............8
Account and Share Information............8
Tax Information..........................9
Who Manages and Provides Services to
   the Fund?.............................9
How Does the Fund Measure Performance?..18
Who is Federated Investors, Inc.?.......20
Financial Information...................21
Investment Ratings......................21
Addresses...............................24
Appendix................................27


HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on May 18, 1990, was reorganized as a portfolio of the Trust on February 1, 2000.



The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Service Shares, Cash Series Shares and Galaxy-BKB Shares (Shares). This SAI relates to Galaxy-BKB Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).



SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest:

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds. Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

Municipal Mortgage Backed Securities

Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies with like investment objectives, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements



The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.



Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States.

Agency Securities



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing System, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.



Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch Ratings (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Tax Risks

In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall.

Prepayment Risks

Unlike traditional fixed income securities, which pay fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments form the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage backed securities.

For example, when interest rates, decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The fundamental investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. The fundamental investment policy of the Fund is to invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and Massachusetts state income tax. The fundamental investment objective and policy may not be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (1940 Act).

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Diversification

The Fund is a "diversified company" within the meaning of the 1940 Act and any rules, regulations, or interpretations thereunder.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities

The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Additional Payments to Financial Institutions

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive Service Fees.

You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The  following  examples   illustrate  the  types  of  instances  in  which  the
Distributor may make additional payments to financial institutions.

Supplemental Payments

The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments

The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments

The Distributor may make payments to certain financial institutions who sell Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions

From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.



SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As  of  December  xx,  2004,  the  following   shareholders   owned  of  record,
beneficially, or both, 5% or more of outstanding Shares: [Name & Address of Shareholder, % and Name of Share Class Owned.]

(to be filed by amendment)

INSTRUCTION: If an individual shareholder is reported as owning 25% or more of a Federated fund or class: upon receipt of the percentage information, send an urgent email (return receipt) to Phil Hetzel and Don Shaub to provide them with the shareholder name(s) and percentage(s) owned. Ask Phil and Don to determine what action, if any, should be taken to notify the shareholder(s) in order to offer them an opportunity to redeem shares so that their ownership would not be disclosed. Further, notify Phil and Don of the last possible date you need to receive instructions from them or their designee. When this issue arises on Proprietary Funds, contact the Client Services Officer to discuss resolution. If any shareholder owns 25% or more, include the following:

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Under existing Massachusetts laws, distributions made by the Fund will not be subject to Massachusetts personal income taxes to the extent that such dividends qualify as exempt interest dividends under the Internal Revenue Code, and represent: (i) interest or gain on obligations issued by the Commonwealth of Massachusetts, its political subdivisions or agencies; or (ii) interest on obligations of the United States, its territories or possessions to the extent exempt from taxation by the states pursuant to federal law. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Massachusetts personal income taxes.

Shareholders subject to the Massachusetts corporate excise tax must include all dividends paid by the Fund in their net income, and the value of their shares of stock in the Fund in their net worth, when computing the Massachusetts excise tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-four portfolios; Golden Oak(R) Family of Funds-seven portfolios and WesMark Funds-five portfolios.



The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.


As of December XX, 2004, the Fund's Board and Officers as a group owned [approximately (insert # of shares) (___%)] [less than 1%] of the Fund's outstanding Shares. (to be filed by amendment)


INTERESTED TRUSTEES BACKGROUND AND COMPENSATION





        Name
     Birth Date                                           Aggregate         Total
      Address         Principal Occupation(s) for Past   Compensation   Compensation
Positions Held with    Five Years, Other Directorships    From Fund    From Trust and
       Trust            Held and Previous Position(s)       (past      Federated Fund
 Date Service Began                                      fiscal year)      Complex
                                                                       (past calendar
                                                                            year)
                      Principal Occupations: Chairman         $0             $0
John F. Donahue*      and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND TRUSTEE  Investors, Inc.
Began serving:
October 1988          Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal        $0             $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
April 1989            Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director         $
Lawrence D. Ellis,    or Trustee of the Federated Fund                    $148,500
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
October 1988
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with
Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
--------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name
Birth Date                                               Aggregate     Total
Address               Principal Occupation(s) for Past   Compensation  Compensation
Positions Held with   Five Years, Other Directorships    From Fund     From Trust and
Trust                 Held and Previous Position(s)      (past         Federated Fund
Date Service Began                                       fiscal        Complex
                                                         year)         (past calendar
                                                                       year)
                      Principal Occupation: Director          $           $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director         $           $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &               Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties
Suite 402             Corporation; Senior Vice
Naples, FL            President, John R. Wood and
TRUSTEE               Associates, Inc., Realtors;
Began serving:        President, Naples Property
August 1991           Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director          $           $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
October 1999
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director          $           $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham &
Began serving:        Co., Inc. (strategic business
January 1999          consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director          $           $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director         $           $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

                      Principal Occupations: Director         $           $178,200
John E. Murray,       or Trustee of the Federated Fund
Jr., J.D., S.J.D.     Complex; Chancellor and Law
Birth Date:           Professor, Duquesne University;
December 20, 1932     Partner, Murray, Hogue & Lannis.
Chancellor,
Duquesne University   Other Directorships Held:
Pittsburgh, PA        Director, Michael Baker Corp.
TRUSTEE               (engineering, construction,
Began serving:        operations and technical
February 1995         services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director        $           $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
October 1988          Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director        $           $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.

OFFICERS**
--------------------------------------------------------------------------------------------

Name
Birth Date
Address
Positions Held with Trust
                              Principal Occupation(s) and Previous Position(s)
Date Service Began
                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: October 1988   Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.
Began serving: October 1988
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

Deborah A. Cunningham         Principal Occupations: Ms. Cunningham was named Chief
Birth Date: September 15,     Investment Officer of money market products in 2004.
1959                          She joined Federated in 1981 and has been a Senior
CHIEF INVESTMENT OFFICER      Portfolio Manager and a Senior Vice President of the
Began serving: May 2004       Fund's Adviser since 1997. Ms. Cunningham is a
                              Chartered Financial Analyst and received her M.S.B.A.
                              in Finance from Robert Morris College.


Mary Jo Ochson
Birth Date: September 12,     Principal Occupations: Ms. Ochson was named Chief
1953                          Investment Officer of tax-exempt fixed income products
CHIEF INVESTMENT OFFICER AND  in 2004 and is  a Vice President of the Trust. She
VICE PRESIDENT                joined Federated in 1982 and has been a Senior
Began serving: November 1998  Portfolio Manager and a Senior Vice President of the
                              Fund's Adviser since 1996.  Ms. Ochson is a Chartered
                              Financial Analyst and received her M.B.A. in Finance
                              from the University of Pittsburgh.

                              Susan R. Hill is Vice President of the Trust. Ms. Hill
Susan R. Hill                 joined Federated in 1990 and has been a Portfolio
Birth Date: June 20, 1963     Manager since 1993 and a Vice President of the Fund's
VICE PRESIDENT                Adviser since 1997. Ms. Hill was a Portfolio Manager
Began serving: May 2004       and an Assistant Vice President of the Adviser from
                              1994 until 1997. Ms. Hill is a Chartered Financial
                              Analyst and received an M.S. in Industrial
                              Administration from Carnegie Mellon University.
                              Jeff A. Kozemchak  is Vice President of the Trust. Mr.
Jeff A. Kozemchak             Kozemchak joined Federated in 1987 and has been a
Birth Date: January 15, 1960  Senior Portfolio Manager since 1996 and a Senior Vice
VICE PRESIDENT                President of the Fund's Adviser since 1999. He was a
Began serving: May 2004       Portfolio Manager until 1996 and a Vice President of
                              the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is
                              a Chartered Financial Analyst and received his M.S. in
                              Industrial Administration from Carnegie Mellon
                              University in 1987.
---------------------------------------------------------------------------------------
**    Officers do not receive any compensation from the Fund.

Thomas R.  Donahue,  Chief  Financial  Officer,  Vice  President,  Treasurer and
Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John
E.  Murray,  Jr., an  Independent  Trustee of the Fund,  served as  President of
Duquesne from 1988 until his  retirement  from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr.
Murray personally.

COMMITTEES OF THE BOARD
                                                                           Meetings
Board     Committee                                                        Held
Committee Members             Committee Functions                          During
                                                                           Last
                                                                           Fiscal
                                                                           Year
                                                                           Meetings
Board     Committee                                                        Held
Committee Members             Committee Functions                          During
                                                                           Last
                                                                           Fiscal
                                                                           Year
Executive John F. Donahue     In between meetings of the full Board,       Six
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The purposes of the Audit Committee are      Four
          John T. Conroy,     to oversee the accounting and financial
          Jr.                 reporting process of the Fund, the Fund's
          Nicholas P.         internal control over financial
          Constantakis        reporting, and the quality, integrity and
          Charles F.          independent audit of the Fund`s/
          Mansfield, Jr.      financial statements.  The Committee also
                              oversees or assists the Board with the
                              oversight of compliance with legal
                              requirements relating to those matters,
                              approves the engagement and reviews the
                              qualifications, independence and
                              performance of the Fund`s independent
                              auditors, acts as a liaison between the
                              independent auditors and the Board and
                              reviews the Fund`s internal audit
                              function.

NominatingThomas G. Bigley    The Nominating Committee, whose members      One
          John T. Conroy,     consist of all Independent  Trustees,
          Jr.                 selects and nominates persons for
          Nicholas P.         election to the Fund`s Board when
          Constantakis        vacancies occur. The Committee will
          John F.             consider candidates recommended by
          Cunningham          shareholders, Independent Trustees,
          Peter E. Madden     officers or employees of any of the
          Charles F.          Fund`s agents or service providers and
          Mansfield, Jr.      counsel to the Fund. Any shareholder who
          John E. Murray,     desires to have an individual considered
          Jr.                 for nomination by the Committee must
          Marjorie P. Smuts   submit a recommendation in writing to the
          John S. Walsh       Secretary of the Fund at the Fund's
                              address appearing on the back cover of
                              this Statement of Additional Information.
                              The recommendation should include the
                              name and address of both the shareholder
                              and the candidate and detailed
                              information concerning the candidate's
                              qualifications and experience. In
                              identifying and evaluating candidates for
                              consideration, the Committee shall
                              consider such factors as it deems
                              appropriate.  Those factors will
                              ordinarily include:  integrity,
                              intelligence, collegiality, judgment,
                              diversity, skill, business and other
                              experience, qualification as an
                              "Independent Trustee," the existence of
                              material relationships which may create
                              the appearance of a lack of independence,
                              financial or accounting knowledge and
                              experience, and dedication and
                              willingness to devote the time and
                              attention necessary to fulfill Board
                              responsibilities.



BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2003

                                                                 Aggregate
                                                           Dollar Range of
                                     Dollar Range of       Shares Owned in
Interested                              Shares Owned             Federated
Board Member Name                            in Fund             Family of
                                                                Investment
                                                                 Companies
John F. Donahue                                 None         Over $100,000
J. Christopher Donahue                          None         Over $100,000
Lawrence D. Ellis, M.D.                         None         Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                None         Over $100,000
John T. Conroy, Jr.                             None         Over $100,000
Nicholas P. Constantakis                        None         Over $100,000
John F. Cunningham                              None         Over $100,000
Peter E. Madden                                 None         Over $100,000
Charles F. Mansfield, Jr.                       None             $50,001 -
                                                                  $100,000
John E. Murray, Jr., J.D., S.J.D.               None         Over $100,000
Marjorie P. Smuts                               None         Over $100,000
John S. Walsh                                   None         Over $100,000



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement

Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, FundTrustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies

The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.



Proxy Voting Report

A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products;" select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX.





PORTFOLIO HOLDINGS DISCLOSURE POLICIES

Information concerning the Fund's portfolio holdings is available in the "Products" section of the Federated Investors website at www.federatedinvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range and type of security. To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.

The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $5 billion
0.125 of 1%               on the next $5 billion
0.100 of 1%               on the next $10 billion
0.075 of 1%               on assets over $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping  services with respect to
the  Fund's  portfolio   investments  for  a  fee  based  on  Fund  assets  plus
out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES

--------------------------      ------------            2003            2002
For the Year Ended                  2004
October 31
Advisory Fee Earned                  $               $3,158,548      $4,457,626
Advisory Fee Waiver                                    210,524        285,869
Administrative Fee                                     475,046        671,319
Shareholder Services Fee:
  Galaxy-BKB Shares                                      --              --

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and ten-year periods ended October 31, 2004.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended October 31, 2004.


                       7-Day Period      1 Year         5 Years        10 Years
Galaxy- BKB Shares:
Total Return
Yield
Effective Yield
Tax-Equivalent Yield

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



                                   TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2004 State of Massachusetts
Tax Bracket:
Federal          10.00%     15.00%     25.00%       28.00%       33.00%      35.00%
Combined
Federal          15.30%     20.30%     30.30%       33.30%       38.30%      40.30%
& State
Joint              $0   -  $14,301  -  $58,101  -  $117,251  -  $178,651  -   Over
---------------  -------   $58,100    $117,250     $178,650     $319,100    $319,100
Return:          $14,300
Single             $0   -   $7,151  -  $19,051  -   $70,351  -  $146,751  -   Over
---------------  -------   $19,050     $70,350     $146,750     $319,100    $319,100
Return:          $7,150
Tax-Exempt
---------------  --------------------------------------------------------------------
Yield                                  Taxable Yield Equivalent
0.50%             0.59%     0.63%      0.72%         0.75%        0.81%       0.84%
1.00%             1.18%     1.25%      1.43%         1.50%        1.62%       1.68%
1.50%             1.77%     1.88%      2.15%         2.25%        2.43%       2.51%
2.00%             2.36%     2.51%      2.87%         3.00%        3.24%       3.35%
2.50%             2.95%     3.14%      3.59%         3.75%        4.05%       4.19%
3.00%             3.54%     3.76%      4.30%         4.50%        4.86%       5.03%
3.50%             4.13%     4.39%      5.02%         5.25%        5.67%       5.86%
4.00%             4.72%     5.02%      5.74%         6.00%        6.48%       6.70%
4.50%             5.31%     5.65%      6.46%         6.75%        7.29%       7.54%
5.00%             5.90%     6.27%      7.17%         7.50%        8.10%       8.38%
5.50%             6.49%     6.90%      7.89%         8.25%        8.91%       9.21%
6.00%             7.08%     7.53%      8.61%         9.00%        9.72%      10.05%
6.50%             7.67%     8.16%      9.33%         9.75%       10.53%      10.89%
7.00%             8.26%     8.78%      10.04%       10.49%       11.35%      11.73%
7.50%             8.85%     9.41%      10.76%       11.24%       12.16%      12.56%
8.00%             9.45%    10.04%      11.48%       11.99%       12.97%      13.40%
8.50%            10.04%    10.66%      12.20%       12.74%       13.78%      14.24%
9.00%            10.63%    11.29%      12.91%       13.49%       14.59%      15.08%
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
--------------------------------------------------------------------------------------------

Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc. Money Fund Report
iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.



FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31, 2003, Federated managed 14 bond funds with approximately $3.8 billion in assets and 22 money market funds with approximately $23.0 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 32 years' experience. As of December 31, 2003, Federated managed 36 equity funds totaling approximately $25.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 2003, Federated managed 11 money market funds and 4 bond funds with assets approximating $61.7 billion and $3.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 30 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 2003, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2003, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income - Mary Jo Ochson and Robert
J. Ostrowski are responsible for overseeing the management of Federated's domestic and international fixed income and high yield products; and Money Markets - Deborah A. Cunningham is responsible for overseeing the management of Federated's money market fund products.

MUTUAL FUND MARKET

Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.2 trillion to the approximately 8,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers.

Bank Marketing

Other   institutional   clients   include   more  than  1,600  banks  and  trust
organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated funds are available to consumers through major brokerage firms nationwide--Federated has over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement.



FINANCIAL INFORMATION



The Financial Statements for the Fund for the fiscal year ended October 31, 2004, are incorporated herein by reference to the Annual Report to Shareholders of Massachusetts Municipal Cash Trust dated October 31, 2004.



INVESTMENT RATINGS

S & P SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2--Satisfactory   capacity  to  pay  principal   and   interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

S&P COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S & P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS

Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH SHORT-TERM DEBT RATING DEFINITIONS

F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.


ADDRESSES

MASSACHUSETTS MUNICIPAL CASH TRUST
Galaxy-BKB Shares
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600



Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072








                                    Appendix

     The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Custodian[s]
[list name(s)]
Securities Lending Agent
[list name]

Independent Registered Public Accounting Firm
[list name]

Legal Counsel
[list name(s)]

Service Providers
[list name(s)]

Security Pricing Services
[list name(s)]

Ratings Agencies
[list name(s)]

Performance Reporting/Publications
[list name(s)]

Other
[list name(s)]













PART C.     OTHER INFORMATION.

Item 22     Exhibits:

            (a)   (i)         Conformed copy of Restatement and Amendment Numbers
                              1-18 to the Declaration of Trust of the Registrant;
                              (35)
                  (ii)        Form of Declaration of Trust Amendment No. 19; (42)
                  (iii)       Conformed copy of Amendment No. 20 to the Amended and
                              Restated Declaration of Trust; (43)
                  (iv)        Conformed copy of Amendment No. 21 to the Amended and
                              Restated Declaration of Trust; (50)
            (b)   (i)         Copy of By-Laws and Amendments 1-4 of the Registrant;
                              (35)
                  (ii)        Amendment #5 to By-Laws (42)
                  (iii)       Amendment #6 to By-Laws (46)
            (c)               Copy of Specimen Certificate for Shares of Beneficial
                              Interest of the Registrant; (See Appendix)
            (d)   (i)         Conformed copy of Investment Advisory Contract and
                              Exhibits A-PP of the Registrant; (35)
                  (ii)        Conformed copy of Amendment to the Investment Advisory Contract of the Registrant; (38)
                  (iii)       Conformed copy of Exhibit QQ to the Investment Advisory Contract of the Registrant; (44)
            (e)   (i)         Conformed copy of Distributor's Contract and Exhibits
                              A-R of the Registrant; (35)
                  (ii)        Form of Exhibit S to the Distributor's Contract (42)
                  (iii)       Conformed copy of Amendment to the Distributor's
                              Contract of the Registrant; (38)
                  (iv)        Conformed copy of Distributor's Contract of the
                              Registrant;
                  (v)         (Liberty U.S. Government Money Market Trust - Class B
                              Shares); (23)
                  (vi)        Form of Exhibit J to the Distribution Plan (42)
                  (vii)       The Registrant hereby incorporates the conformed copy
                              of the specimen Mutual Funds Sales and Service
                              Agreement; Mutual Funds Service Agreement; and Plan
                              Trustee/ Mutual Funds Service Agreement from Item
                              24(b)(6) of the Cash Trust Series II Registration
                              Statement on Form N-1A filed with the Commission on
                              July 24, 1995. (File Nos. 33-38550 and 811-6269).
                  (viii)      Conformed copy of Amendment to the Distributor's
                              Contract of the Registrant. (46)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian Agreement of the
                              Registrant; (8)
                  (ii)        Conformed copy of Custodian Fee Schedule; (17)
            (h)   (i)         Conformed copy of Amended and Restated Agreement for
                              Fund Accounting Services, Administrative Services,
                              Transfer Agency Services and Custody Services
                              Procurement; (21)
                  (ii)        The Registrant hereby incorporates the conformed copy
                              of Amendment No. 2 to the Amended & Restated Agreement
                              for Fund Accounting Services, Administrative Services,
                              Transfer Agency Services and Custody Services
                              Procurement from Item 23 (h)(v) of the Federated U.S.
                              Government Securities:  2-5 Years Registration
                              Statement on Form N-1A, filed with the Commission on
                              March 30, 2004. (File Nos. 2-75769 and 811-3387);
                  (iii)       The Registrant hereby incorporates the conformed copy
                              of Amendment No. 3 to the Amended & Restated Agreement
                              for Fund Accounting Services, Administrative Services,
                              Transfer Agency Services and Custody Services
                              Procurement from Item 23 (h)(v) of the Federated U.S.
                              Government Securities:  2-5 Years Registration
                              Statement on Form N-1A, filed with the Commission on
                              March 30, 2004. (File Nos. 2-75769 and 811-3387);
                  (iv)        Conformed copy of Amended and Restated Shareholder
                              Services Agreement of the Registrant; (21)
                  (v)         Conformed copy of Principal Shareholder Services
                              Agreement (Liberty U.S. Government Money Market Trust
                              - Class B Shares); (23)
                  (vi)        Conformed copy of Shareholder Services Agreement
                              (Liberty U.S Government Money Market Trust - Class B
                              Shares); (23)
                  (vii)       Conformed copy of Shareholder Services Agreement
                              (Massachusetts Municipal Cash Trust - Boston 1784 Fund
                              Shares); (24)
                  (viii)      Conformed Copy of Exhibit to the Amended and Restated
                              Shareholder Services Agreement; (30)
                  (ix)        The responses described in Item 23(e)(iv) are hereby incorporated by reference.
                  (x)         The Registrant hereby incorporates the conformed copy of the
                              Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, form Item (h)(viii) of the
                              Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004.
            (i)               Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12)
            (j)   (i)         Conformed copy of Consent of Ernst & Young LLP for:
                              (a)   Automated Government Cash Reserves; (50)
                              (b)   Automated Treasury Cash Reserves; (50)
                              (c)   U.S. Treasury Cash Reserves; (50)
                              (d)   Tax Free Instruments Trust; (49)
                              (e)   California Municipal Cash Trust; (31)
                              (f)   Alabama Municipal Cash Trust; Arizona Municipal
                                    Cash Trust; Connecticut Municipal Cash Trust;
                                    Florida Municipal Cash Trust; Georgia Municipal
                                    Cash Trust; Maryland Municipal Cash Trust;
                                    Massachusetts Municipal Cash Trust; Michigan
                                    Municipal Cash Trust; Minnesota Municipal Cash
                                    Trust; New Jersey Municipal Cash Trust; New York
                                    Municipal Cash Trust; North Carolina Municipal
                                    Cash Trust; Ohio Municipal Cash Trust;
                                    Pennsylvania Municipal Cash Trust; Virginia
                                    Municipal Cash Trust; (47)
                              (g)   Federated Short-Term U.S. Government Trust;
                                    Automated Government Money Trust; Liberty U.S.
                                    Government Money Market Trust; Money Market
                                    Trust; Money Market Management; Trust for U.S.
                                    Treasury Obligations; (51)
                  (ii)              Conformed copy of Consent of Deloitte & Touche
                                    LLP for:
                              (a)   Automated Cash Management Trust; Federated
                                    Master Trust; Government Obligations Fund;
                                    Government Obligations Tax-Managed Fund; Liquid
                                    Cash Trust; Municipal Obligations Fund; Prime
                                    Obligations Fund; Prime Cash Obligations Fund;
                                    Prime Value Obligations Fund; Trust for
                                    Government Cash Reserves; Trust for Short-Term
                                    U.S. Government Securities; Tax-Free Obligations
                                    Fund; Treasury Obligations Fund; +
                              (b)   Federated Tax-Free Trust; (32)
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital Understanding; (12)
            (m)   (i)         Conformed copy of Distribution Plan and Exhibits A-I
                              of the Registrant; +
                  (ii)        The responses described in Item 23(e)(iv) are hereby incorporated by reference.
                  (iii)       Conformed copy of Exhibit J to the Distribution of the Registrant; (44)
            (n)               The Registrant hereby incorporates the conformed copy
                              of the Multiple Class Plan from Item (n) of the
                              Federated GNMA Trust Registration Statement on Form
                              N-1A, filed with the Commission on March 29, 2004.
                              (File Nos. 2-75670 and 811-3375).
            (o)   (i)         Conformed copy of Power of Attorney of the Registrant;
                              (23)
                  (ii)        Conformed copy of Power of Attorney of Chief
                              Investment Officer of the Registrant; (23)
                  (iii)       Conformed copy of Power of Attorney of Treasurer of
                              the Registrant: (18)
                  (iv)        Conformed copy of Power of Attorney of Trustee of the
                              Registrant; (26)
            (p)               The Registrant hereby incorporates the copy of the
                              Code of Ethics for Access Persons from Item 23(p) of
                              the Money Market Obligations Trust Registration
                              Statement on Form N-1A filed with the Commission on
                              February 26, 2004.(File Nos. 33-31602 and 811-5950).


---------------------------------------------------------
+ All exhibits are being filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 20, 1989. (File Nos. 33-31602 and 811-5950).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 12, 1999. (File Nos. 33-31602 and 811-5950).

21. Response is incorporated by reference to Registrant' s Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed October 29, 1999. (File Nos. 33-31602 and 811-5950).

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 17, 1999. (File Nos. 33-31602 and 811-5950).

26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed February 25, 2000. (File Nos. 33-31602 and 811-5950).

30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 28, 2000. (File Nos. 33-31602 and 811-5950).

31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed December 14, 2000. (File Nos. 33-31602 and 811-5950).

32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed December 26, 2000. (File Nos. 33-31602 and 811-5950).

35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form N-1A filed May 29, 2001. (File Nos. 33-31602 and 811-5950).

36. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed June 25, 2001. (File Nos. 33-31602 and 811-5950).

37. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 53 on Form N-1A filed September 14, 2001. (File Nos. 33-31602 and 811-5950).

38. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed September 28, 2001. (File Nos. 33-31602 and 811-5950).

39. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 56 on Form N-1A filed May 28, 2002. (File Nos. 33-31602 and 811-5950).

40. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed on June 28, 2002 (File Nos. 33-31602 and 811-5950).

41. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 58 on Form N-1A filed on September 30, 2002. (File Nos. 33-31602 and 811-5950).

42. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed on December 20, 2002. (File Nos. 33-31602 and 811-5950).

43. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 62 on Form N-1A filed on May 30, 2003. (File Nos. 33-31602 and 811-5950).

44. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 63 on Form N-1A filed on June 30, 2003. (File Nos. 33-31602 and 811-5950).

45. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 64 on Form N-1A filed on September 30, 2003. (File Nos. 33-31602 and 811-5950).

46. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 65 on Form N-1A filed on December 30, 2003. (File Nos. 33-31602 and 811-5950).

47. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 66 on Form N-1A filed on February 26, 2004. (File Nos. 33-31602 and 811-5950).

48. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 67 on Form N-1A filed on May 27, 2004. (File Nos. 33-31602 and 811-5950).

49. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 68 on Form N-1A filed on June 29, 2004. (File Nos. 33-31602 and 811-5950).

50. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 69 on Form N-1A filed on June 29, 2004. (File Nos. 33-31602 and 811-5950).

51. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 70 on Form N-1A filed on September 29, 2004. (File Nos. 33-31602 and 811-5950).


Item 23.    Persons Controlled by or Under Common Control with the Fund:
            -----------------------------------------------------------

      None

Item 24.    Indemnification:  (1)
            ---------------


Item 25.    Business and Other Connections of The Investment Adviser:
            --------------------------------------------------------

For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Vice Chairman:                                  William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Richard Tito

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Lee R. Cunningham, II
                                                B. Anthony Delserone, Jr.
                                                Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Marian R. Marinack
                                                Kevin McCloskey
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Paolo H. Valle
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                Richard Cumberledge
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                James Grant
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Teri Lynn Moore
                                                Bob Nolte
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretary:                            Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 26.    Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:


     Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.;
     Federated  GNMA  Trust;  Federated  Government  Income  Securities,   Inc.;
     Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Limited Duration Government Fund, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund; Edward Jones Tax-Free Money Market Fund; Money Market Obligations Trust; Regions Morgan Keegan Select Funds and SouthTrust Funds.


         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher       Vice President

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Brian Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Beth C. Dell
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter J. Germain
                              James F. Getz, Jr.
                              Joseph D. Gibbons
                              J. Todd Glickson
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              William Kastrol
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Josh Rasmussen
                              Richard A. Recker
                              Diane M. Robinson
                              Christopher Renwick
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              William C. Tustin
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretary:          Thomas R. Donahue
                              Peter J. Germain

     The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 27.    Location of Accounts and Records:
            --------------------------------

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Reed Smith LLP
                                    Investment  Management
                                    Group (IMG)
                                    Federated Investors Tower
                                    12th Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

       (Notices should be sent to the Agent for Service at above address)

                                    Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA  15237-7000

State Street Bank and               P.O. Box 8600
Trust Company                       Boston, MA 02266-8600
("Custodian, Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Federated Investment                Federated Investors Tower
Management Company                  1001 Liberty Avenue
("Adviser")                         Pittsburgh, PA  15222-3779

Item 28.    Management Services: Not applicable.
            -------------------

Item 29.    Undertakings:
            ------------

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Money Market Obligations Trust, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 15th day of October, 2004.

                        MONEY MARKET OBLIGATIONS TRUST

                        BY: /s/ George F. Magera
                        George F. Magera, Assistant Secretary
                        October 15, 2004

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                               TITLE                  DATE
      ----                               -----                  ----

By: /s/ George F. Magera             Attorney In Fact        October 15, 2004
George F. Magera                     For the Persons
ASSISTANT SECRETARY                  Listed Below

      NAME                                  TITLE

John F. Donahue*                    Chairman and Trustee

J. Christopher Donahue*             President and Trustee
                                    (Principal Executive Officer)

Richard J. Thomas*                  Treasurer
                                    (Principal Financial Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

*By Power of Attorney

Appendix

Copy of Specimen Certificate for Shares of Beneficial Interest of:

(i) Alabama Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(ii) Arizona Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 46 on Form N-1A filed on March 16, 1998. File Nos. 33-31259 and 811-5911).

(iii)Automated Cash Management Trust - Institutional Service Shares and Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. File Nos. 33-31602 and 811-5950).

(iv) Automated Government Money Trust; (Response is incorporated by reference to Initial Registration Statement on Form N-1 filed on May 28, 1982. File Nos. 2-77822 and 811-3475).

(v) California Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).

(vi) Connecticut Municipal Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989. File Nos. 33-31259 and 811-5911).

(vii)Federated   Master  Trust;   (Response  is  incorporated  by  reference  to
     Post-Effective Amendment No. 39 on Form N-1A filed January 23, 1996. File Nos. 2-60111 and 811-2784).

(viii) Federated Short-Term U.S. Government Trust; (Response is incorporated by reference to Post-Effective Amendment No. 1 on Form N-1A filed October 22, 1987. File Nos. 33-12322 and 811-5035).

(ix) Federated Tax-Free Trust; (Response is incorporated by reference to Initial Registration Statement on Form S-5 filed December 27, 1978. File Nos. 2-63343 and 811-2891).

(x) Florida Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994. File Nos. 33-31259 and 811-5911).

(xi) Georgia Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 36 on Form N-1A filed on May 31, 1995. File Nos. 33-31259 and 811-5911).

(xii)Liberty U.S. Government Money Market Trust; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed April 25, 1996. File Nos. 2-65447 and 811-2956).

(xiii)  Liquid  Cash  Trust;   (Response   is   incorporated   by  reference  to
     Pre-Effective Amendment No. 3 on Form N-1A filed December 8, 1980. File Nos. 2-67655 and 811-3057).

(xiv)Maryland Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994. File Nos. 33-31259 and 811-5911).

(xv) Massachusetts Municipal Cash Trust - Institutional Service Shares and BayFunds Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xvi)Michigan Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).

(xvii) Minnesota Municipal Cash Trust - Institutional Shares and Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xviii) New Jersey Municipal Cash Trust - Institutional Shares and Institutional
     Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xix)North  Carolina   Municipal  Cash  Trust;   (Response  is  incorporated  by
     reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xx) Ohio Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).

(xxi)Ohio Municipal Cash Trust - Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xxii) Pennsylvania Municipal Cash Trust - Institutional Shares; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed on May 19,1995. File Nos. 33-31259 and 811-5911).

(xxiii)  Pennsylvania  Municipal Cash Trust -  Institutional  Service Shares and
     Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xxiv) Tennessee Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 42 on Form N-1A filed on February 29,1996. File Nos. 33-31259 and 811-5911).

(xxv)Treasury Obligations Fund - Institutional Capital Shares; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. File Nos. 33-31602 and 811-5950).

(xxvi) Trust for Government Cash Reserves; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed March 23, 1989. File Nos. 33-27178 and 811-5772).

(xxvii)  Trust  for  Short-Term  U.S.   Government   Securities;   (Response  is
     incorporated by reference to Post-Effective Amendment No. 53 on Form N-1A filed January 23, 1995. File Nos. 2-54929 and 811-2602).

(xxviii) Trust for U.S. Treasury Obligations; (Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed November 27, 1994. File Nos. 2-49591 and 811-2430).

(xxix) Virginia Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xxx)Liberty U.S. Government Money Market Trust and Liquid Cash; (Response is incorporated by reference to Post-Effective Amendment No 41 on Form N-1A filed on May 25, 2000. File Nos. 33-31602 and 811-5950).

(xxxi) Liberty U.S. Government Money Market Trust (Response is incorporated by reference to Post-Effective Amendment No. 41 on Form N-1A filed on May 25,2000. File Nos. 33-31602 and 811-5950).

(xxxii)  Liquid  Cash  Trust   (Response   is   incorporated   by  reference  to
     Post-Effective Amendment No. 41 on Form N-1A filed on May 25,2000. File Nos. 33-31602 and 811-5950).